Financial Risk Management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk
$ in Thousands, $ in Thousands
	3 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 AUD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 AUD ($)
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 73,886		$ 102,925
Rate increase on funds invested	4		3
Rate decrease on funds invested	$ (4)		$ (3)
USD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.03%	0.03%	0.03%	0.03%
Rate increase	0.03%	0.03%	0.03%	0.03%
Rate decrease	0.03%	0.03%	0.03%	0.03%
USD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.03%	0.03%	0.03%	0.03%
Rate increase	0.03%	0.03%	0.03%	0.03%
Rate decrease	0.03%	0.03%	0.03%	0.03%
AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 600		$ 600
Rate increase on funds invested		0		1
Rate decrease on funds invested		$ 0		$ (1)
AUD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.64%	0.64%	0.86%	0.86%
Rate increase	0.70%	0.70%	0.95%	0.95%
Rate decrease	0.58%	0.58%	0.77%	0.77%
AUD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.64%	0.64%	0.86%	0.86%
Rate increase	0.70%	0.70%	0.95%	0.95%
Rate decrease	0.58%	0.58%	0.77%	0.77%